Gains and losses on disposal and main changes in scope of consolidation - Main changes in the scope of consolidation (Details) € in Millions		1 Months Ended	12 Months Ended
	Nov. 03, 2021 EUR (€)	Nov. 30, 2021 EUR (€) item	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Repayments of loans contracted			€ 663
Reameasurement at fair value of remaining interests held			€ 1,440	€ 98	€ 103
Orange Concessions
Disclosure of detailed information about business combination [line items]
Percentage of equity interest sold	50.00%
Repayments of loans contracted	€ 43	€ 620
Ownership interest (as a percent)	50.00%	50.00%
Reameasurement at fair value of remaining interests held	€ 1,053
Orange Concessions | HIN Consortium [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interest sold	50.00%
Consideration for sale of equity interest	€ 1,053
HIN Consortium [Member] | Orange Concessions
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)		50.00%
Orange Concessions
Disclosure of detailed information about business combination [line items]
Subsidiaries that hold Public Initiative Networks (PIN) contracts with local authorities | item		24